Risk management - Disclosure of liquidity coverage ratio by component (Details) - Liquidity risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 301,618	€ 315,524	€ 348,028
Total net cash outflows (denominator)	208,388	206,889	209,892
Cash outflows	287,044	278,760	282,982
Cash inflows	€ 78,656	€ 71,871	€ 73,090
Consolidated LCR ratio (%)	145.00%	153.00%	166.00%
Group LCR ratio (%)	155.00%	168.00%
NSFR ratio (%)	126.00%	126.00%	123.00%